Business Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The following tables present financial information, including the measure of contribution profit (loss), for each reportable segment for the periods indicated. The information is derived from our internal financial reporting used for corporate management purposes. Assets are not allocated to reportable segments, as the Company’s CODM does not evaluate reportable segments using discrete asset information.

Three Months Ended March 31, 2021	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income (loss)	$51,777	$229	$(36)	$51,970	$(4,690)	$47,280
Noninterest income	96,200	6,234	46,101	148,535	169	148,704
Total net revenue (loss)	$147,977	$6,463	$46,065	$200,505	$(4,521)	$195,984
Servicing rights – change in valuation inputs or assumptions(2)	12,109	—	—	12,109
Residual interests classified as debt – change in valuation inputs or assumptions(3)	7,951	—	—	7,951
Directly attributable expenses	(80,351)	(41,982)	(30,380)	(152,713)
Contribution profit (loss)	$87,686	$(35,519)	$15,685	$67,852

Three Months Ended March 31, 2020	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income	$45,661	$215	$—	$45,876	$1,273	$47,149
Noninterest income	28,217	1,939	997	31,153	—	31,153
Total net revenue	$73,878	$2,154	$997	$77,029	$1,273	$78,302
Servicing rights – change in valuation inputs or assumptions(2)	(7,059)	—	—	(7,059)
Residual interests classified as debt – change in valuation inputs or assumptions(3)	14,936	—	—	14,936
Directly attributable expenses	(77,660)	(29,137)	—	(106,797)
Contribution profit (loss)	$4,095	$(26,983)	$997	$(21,891)
____________________
(1)Noninterest income within the Technology Platform segment for the three months ended March 31, 2021 and 2020 included $— and $997, respectively, of earnings from our equity method investment in Apex. See Note 1 under “—Equity Method Investments” for additional information. During the three months ended March 31, 2021, the five largest clients in the Technology Platform segment contributed 70% of the total net revenue within the segment, which represented 16% of our consolidated total net revenue.
(2)Reflects changes in fair value inputs and assumptions, including market servicing costs, conditional prepayment and default rates and discount rates. This non-cash change, which is recorded within noninterest income in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss is unrealized during the period and, therefore, has no impact on our cash flows from operations. As such, the changes in fair value attributable to assumption changes are adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
(3)Reflects changes in fair value inputs and assumptions, including conditional prepayment and default rates and discount rates. When third parties finance our consolidated VIEs through purchasing residual interests, we receive proceeds at the time of the securitization close and, thereafter, pass along contractual cash flows to the residual interest owner. These obligations are measured at fair value on a recurring basis, with fair value changes recorded within noninterest income in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. The fair value change attributable to assumption changes has no impact on our initial financing proceeds, our future obligations to the residual interest owner (because future residual interest claims are limited to securitization collateral cash flows), or the general operations of our business. As such, this non-cash change in fair value during the period is adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
The following table reconciles contribution profit (loss) to loss before income taxes for the periods presented. Expenses not allocated to reportable segments represent items that are not considered by our CODM in evaluating segment performance or allocating resources.

	Three Months Ended March 31,
	2021	2020
Reportable segments total contribution profit (loss)	$67,852	$(21,891)
Other total net revenue (loss)	(4,521)	1,273
Servicing rights – change in valuation inputs or assumptions	(12,109)	7,059
Residual interests classified as debt – change in valuation inputs or assumptions	(7,951)	(14,936)
Expenses not allocated to segments:
Share-based compensation expense	(37,454)	(19,685)
Depreciation and amortization expense	(25,977)	(4,715)
Fair value change of warrant liability	(89,920)	(2,879)
Employee-related costs(1)	(32,280)	(27,896)
Other corporate and unallocated expenses(2)	(34,105)	(22,640)
Loss before income taxes	$(176,465)	$(106,310)
__________________
(1)Includes compensation, benefits, recruiting, certain occupancy-related costs and various travel costs of executive management, certain technology groups and general and administrative functions that are not directly attributable to the reportable segments.
(2)Includes corporate overhead costs that are not allocated to reportable segments, such as tools and subscription costs, corporate marketing costs and professional services costs.
The following tables present financial information, including the measure of contribution profit (loss), for each reportable segment for the years indicated. The information is derived from our internal financial reporting used for corporate management purposes. Assets are not allocated to reportable segments, as the Company’s CODM does not evaluate reportable segments using discrete asset information.

Year Ended December 31, 2020	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income (loss)	$199,345	$484	$(107)	$199,722	$(21,791)	$177,931
Noninterest income (loss)	281,521	11,386	95,737	388,644	(1,043)	387,601
Total net revenue (loss)	$480,866	$11,870	$95,630	$588,366	$(22,834)	$565,532
Servicing rights – change in valuation inputs or assumptions(2)	17,459	—	—	17,459
Residual interests classified as debt – change in valuation inputs or assumptions(3)	38,216	—	—	38,216
Directly attributable expenses	(294,812)	(143,280)	(42,427)	(480,519)
Contribution profit (loss)	$241,729	$(131,410)	$53,203	$163,522
____________________
(1)Noninterest income within the Technology Platform segment included $4,442 of earnings from our equity method investment in Apex, net of an impairment charge in the fourth quarter of 2020. See Note 1 under “—Equity Method Investments” for additional information. During the year ended December 31, 2020, the five largest customers in the Technology Platform segment contributed 69% of the total net revenue within the segment, which represented 12% of our consolidated total net revenue for the period.
(2)Reflects changes in fair value inputs and assumptions, including market servicing costs, conditional prepayment and default rates and discount rates. This non-cash change, which is recorded within noninterest income in the Consolidated Statements of Operations and Comprehensive Income (Loss) is unrealized during the period and, therefore, has no impact on our cash flows from operations. As such, the changes in fair value attributable to assumption changes are adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
(3)Reflects changes in fair value inputs and assumptions, including conditional prepayment and default rates and discount rates. When third parties finance our consolidated VIEs through purchasing residual interests, we receive proceeds at the time of the securitization close and, thereafter, pass along contractual cash flows to the residual interest owner. These obligations are measured at fair value on a recurring basis, with fair value changes recorded within noninterest income in the Consolidated Statements of Operations and Comprehensive Income (Loss). The fair value change attributable to assumption changes has no impact on our initial financing proceeds, our future obligations to the residual interest owner (because future residual interest claims are limited to securitization collateral cash flows), or the general operations of our business. As such, this non-cash change in fair value during the period is adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.

Year Ended December 31, 2019	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income	$325,589	$614	$—	$326,203	$3,631	$329,834
Noninterest income	108,712	3,318	795	112,825	—	112,825
Total net revenue	$434,301	$3,932	$795	$439,028	$3,631	$442,659
Servicing rights – change in valuation inputs or assumptions(2)	(8,487)	—	—	(8,487)
Residual interests classified as debt – change in valuation inputs or assumptions(3)	17,157	—	—	17,157
Directly attributable expenses	(350,511)	(122,732)	—	(473,243)
Contribution profit (loss)	$92,460	$(118,800)	$795	$(25,545)
____________________
(1)Noninterest income within the Technology Platform segment consisted entirely of earnings from our equity method investment in Apex. Therefore, there were no directly attributable expenses to this reportable segment.
(2)See Note (2) in the table above for the year ended December 31, 2020.
(3)See Note (3) in the table above for the year ended December 31, 2020.

Year Ended December 31, 2018	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income	$257,344	$30	$—	$257,374	$1,690	$259,064
Noninterest income (loss)	9,404	844	117	10,365	(30)	10,335
Total net revenue	$266,748	$874	$117	$267,739	$1,660	$269,399
Servicing rights – change in valuation inputs or assumptions(2)	(1,197)	—	—	(1,197)
Residual interests classified as debt – change in valuation inputs or assumptions(3)	(27,481)	—	—	(27,481)
Directly attributable expenses	(347,348)	(20,117)	—	(367,465)
Contribution profit (loss)	$(109,278)	$(19,243)	$117	$(128,404)
______________
(1)Noninterest income within the Technology Platform segment consisted entirely of earnings from our equity method investment in Apex. Therefore, there were no directly attributable expenses to this reportable segment.
(2)See Note (2) in the table above for the year ended December 31, 2020.
(3)See Note (3) in the table above for the year ended December 31, 2020.
The following table reconciles contribution profit (loss) to loss before income taxes for the years presented. Expenses not allocated to reportable segments represent items that are not considered by our CODM in evaluating segment performance or allocating resources.

	Year Ended December 31,
	2020	2019	2018
Reportable segments total contribution profit (loss)	$163,522	$(25,545)	$(128,404)
Other total net revenue (loss)	(22,834)	3,631	1,660
Servicing rights – change in valuation inputs or assumptions	(17,459)	8,487	1,197
Residual interests classified as debt – change in valuation inputs or assumptions	(38,216)	(17,157)	27,481
Expenses not allocated to segments:
Share-based compensation expense	(99,870)	(60,936)	(42,936)
Depreciation and amortization expense	(69,832)	(15,955)	(10,912)
Employee-related costs(1)	(114,599)	(53,080)	(46,724)
Other corporate and unallocated expenses(2)	(129,233)	(79,044)	(54,719)
Loss before income taxes	$(328,521)	$(239,599)	$(253,357)
______________
(1)Includes compensation, benefits, recruiting, certain occupancy-related costs and various travel costs of executive management, certain technology groups and general and administrative functions that are not directly attributable to the reportable segments.
(2)Includes corporate overhead costs that are not allocated to reportable segments, such as tools and subscription costs, corporate marketing costs and professional services costs.